Real Estate Joint Ventures (Textual) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Apartments	Dec. 31, 2008 Mid-America Multifamily Fund I, LLC [Member] Apartments Property	Dec. 31, 2007 Mid-America Multifamily Fund I, LLC [Member]	Dec. 31, 2012 Mid America Multifamily Fund III LLC [Domain]	Dec. 31, 2012 Mid-America Multifamily Fund II, LLC [Member] Apartments Property
Real Estate Properties [Line Items]
Interest in real estate joint ventures (percent)	33.33%		33.33%	33.33%	33.33%
Number of properties acquired (properties)		2			4
Number of real estate units acquired (apartments)	2,452	626			1,156